Trade Receivables - Additional Information (Details)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Percentage of concentration of credit risk of trade receivables due from one single customer under a license and collaboration agreement	100.00%	100.00%
Bottom of Range
Disclosure Of Financial Assets [Line Items]
Credit period of trade receivables	30 days
Top of Range
Disclosure Of Financial Assets [Line Items]
Credit period of trade receivables	90 days